Document and Entity Information	Oct. 10, 2019
Cover [Abstract]
Entity Registrant Name	OMNOVA SOLUTIONS INC
Amendment Flag	false
Entity Central Index Key	0001090061
Document Type	8-K
Document Period End Date	Oct. 10, 2019
Entity Incorporation State Country Code	OH
Entity File Number	1-15147
Entity Tax Identification Number	34-1897652
Entity Address, Address Line One	25435 Harvard Road
Entity Address, City or Town	Beachwood
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122-6201
City Area Code	(216)
Local Phone Number	682-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	OMN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false